Document And Entity Information	Nov. 05, 2026
Document Information [Line Items]
Entity, Registrant Name	LSI INDUSTRIES INC.
Document, Type	8-K
Document, Period End Date	Nov. 05, 2026
Entity, Incorporation, State or Country Code	OH
Entity, File Number	01-13375
Entity, Tax Identification Number	31-0888951
Entity, Address, Address Line One	10000 Alliance Road
Entity, Address, City or Town	Cincinnati
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	45242
City Area Code	513
Local Phone Number	793-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	LYTS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000763532